Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 9,903,795	$ 1,269,717	$ 13,635,605	$ 14,216,099
Cost of revenue		(6,781,686)	(869,447)	(7,859,107)	(7,407,541)
Gross profit		3,122,109	400,270	5,776,498	6,808,558
Operating cost and expenses:
Sale and marketing expenses		2,150,079	275,651	689,525	2,828,413
General and administrative expenses		7,062,709	905,474	6,441,559	5,801,583
Total operating expenses		9,212,788	1,181,125	7,131,084	8,629,996
Loss from operations		(6,090,679)	(780,855)	(1,354,586)	(1,821,438)
Other income (expense):
Interest income		179,516	23,015	361	16
Government grant				371,000	750,000
Foreign exchange loss, net		61,407	7,873	(27,599)	(12,890)
Sundry income		9,500	1,218	1,529	61,950
Total other income (expense), net		250,423	32,106	345,291	799,076
Loss before income taxes		(5,840,256)	(748,749)	(1,009,295)	(1,022,362)
Income tax expense				(2,509)
NET LOSS		(5,840,256)	(748,749)	(1,011,804)	(1,022,362)
Other comprehensive (loss) income:
Foreign currency translation adjustment		(1,440)	(185)	6,013	(80)
COMPREHENSIVE LOSS		$ (5,841,696)	$ (748,934)	$ (1,005,791)	$ (1,022,442)
Loss per share :-
- Basic | (per share)		$ (0.72)	$ (0.09)	$ (0.15)	$ (0.16)
- Diluted | (per share)		$ (0.72)	$ (0.09)	$ (0.15)	$ (0.16)
Weighted average number of ordinary shares
Basic	[1]	8,138,580	8,138,580	6,598,926	6,562,500
Diluted	[1]	8,138,580	8,138,580	6,598,926	6,562,500

[1]	The share amounts are presented on a retroactive basis (see Note 1).